Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 463
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 463